Financial Assets Measured at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets Measured at Amortized Cost [Abstract]
Schedule of Trade Receivables	Trade receivables
	December 31, 2025	December 31, 2024
Financial transactions processed by acquirers (1) (3)	463,663	181,572
Financial transactions processed by card issuers (2) (3)	3,273,306	3,653,774
Other trade receivables	409,352	41,821
Total	4,146,321	3,877,167

(1)	Amounts receivable from acquirers as a result of processing transactions in the role of sub-acquirer.

(2)	Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients in the role of acquirer.

(3)	Amount net of ECL (expected credit losses) and fraud risk (chargeback) in the amount of R$ 397 and R$ 2,225 respectively, as of December 31, 2025 (R$ 400 and R$ 7,356 respectively, as of December 31, 2024).

Schedule of Breakdown by Maturity Trade Receivables

As of December 31, 2025

	Receivables falling due:	Receivables overdue:	Total
Up to 30 days	2,563,908	48,320	2,612,228
From 31 to 60 days	442,127	2,073	444,200
From 61 to 90 days	277,610	141,699	419,309
From 91 to 180 days	450,954	2,027	452,981
From 181 to 365 days	206,774	684	207,458
Over 365 days	6,154	3,991	10,145
Total	3,947,527	198,794	4,146,321

As of December 31, 2024

	Receivables falling due:	Receivables overdue:	Total
Up to 30 days	2,471,796	-	2,471,796
From 31 to 60 days	404,597	-	404,597
From 61 to 90 days	277,416	-	277,416
From 91 to 180 days	470,393	-	470,393
From 181 to 365 days	252,889	-	252,889
Over 365 days	76	-	76
Total	3,877,167	-	3,877,167

As of December 31, 2025

	Receivables falling due:	Receivables overdue:	Total
Up to 30 days	1,910,827	-	1,910,827
From 31 to 60 days	-	54	54
From 61 to 90 days	-	129	129
Total	1,910,827	183	1,911,010

As of December 31, 2024

	Receivables falling due:	Receivables overdue:	Total
Up to 30 days	137,036	11,483	148,519
From 31 to 60 days	-	635	635
From 61 to 180 days	-	4,405	4,405
From 181 to 365 days	67,507	-	67,507
Total	204,543	16,523	221,066

Schedule of Consumer Loan	Consumer loans
	December 31, 2025	December 31, 2024
Gross amount - Consumer Loans (a)	24,068,242	10,571,338
Credit loss allowance – on balance (b)	(3,121,544)	(838,696)
Credit loss allowance – off balance (1)	(33,842)	(25,524)
Total credit loss allowance	(3,155,386)	(864,220)

Total consumer loans - amortized cost (a +b)	20,946,698	9,732,642
Fair Value Adjustment – Portfolio Hedge (Note 30.2 - c)	(33,179)	(154,494)
Consumer loans	20,913,519	9,578,148

(1)	Provision for expected credit loss of pre-approved credit card limits available to customers, presented as other liabilities in the statement of financial position. Limit disclosed in Note 30.1.

Schedule of Credit Loss Allowance Breakdown

As of December 31, 2025

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
Credit card (1)	6,176,938	25.66%	(146,509)	4.64%	2.37%
Loans to customers (2)	12,218,389	50.77%	(129,323)	4.10%	1.06%
Prepayment of receivables (3)	1,029,909	4.28%	(471)	0.01%	0.05%
Total consumer loans stage 1	19,425,236	80.71%	(276,303)	8.75%

Credit card (1)	512,833	2.13%	(141,107)	4.47%	27.52%
Loans to customers (2)	1,255,193	5.22%	(547,844)	17.37%	43.65%
Prepayment of receivables(3)	9,311	0.04%	(21)	0.00%	0.23%
Total consumer loans stage 2	1,777,337	7.39%	(688,972)	21.83%

Credit card (1)	104,680	0.43%	(84,884)	2.69%	81.09%
Loans to customers (2)	2,760,757	11.47%	(2,105,111)	66.72%	76.25%
Prepayment of receivables (3)	232	0.00%	(116)	0.00%	50.00%
Total consumer loans stage 3	2,865,669	11.90%	(2,190,111)	69.41%

Total consumer loans	24,068,242	100.00%	(3,155,386)	100.00%

As of December 31, 2024

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
Credit card (1)	3,526,836	33.36%	(64,296)	7.44%	1.82%
Loans to customers (2)	5,561,617	52.61%	(43,282)	5.01%	0.78%
Total consumer loans stage 1	9,088,453	85.97%	(107,578)	12.45%

Credit card (1)	394,631	3.73%	(96,270)	11.14%	24.39%
Loans to customers (2)	539,935	5.11%	(204,055)	23.61%	37.79%
Total consumer loans stage 2	934,566	8.84%	(300,325)	34.75%

Credit card (1)	164,199	1.55%	(147,587)	17.08%	89.88%
Loans to customers (2)	384,120	3.64%	(308,730)	35.72%	80.37%
Total consumer loans stage 3	548,319	5.19%	(456,317)	52.80%

Total consumer loans	10,571,338	100.00%	(864,220)	100.00%

(1)	On January 26, 2024, The Group acquired credit card-related assets from Banco Original. The transaction included only balances from customers with less than 20 days past due and was accounted for as asset acquisition. As a result of the transaction, the credit card operations of retail customers were concentrated in the Company. (Refer to Note 14 for further details). The analysis is based on the expected credit loss in accordance with the principles of IFRS 9 at fair value.

(2)	Loans to customers are composed as follows:

“Personal loans” are loans of fixed amounts of money either for general purposes or to pay for specific goods or services in a buy now pay later context. Personal loans are typically paid back in regular installments over time.

“Payroll loans” are those in which the installments and interest are deducted directly from the consumer’s salary. These loans may be linked to government entities — such as in the case of public servants, pensions, or benefits paid by the government — or to private companies. The ability to deduct payments directly from customer’s payrolls significantly enhances credit quality. “FGTS Loans” are loans in which consumers can draw down in advance up to seven annual installments of their FGTS, while authorizing the Group to collect payment of these installments directly from the consumer’s FGTS accounts.

(3)	Prepayment of receivables correspond to contracts for the advance payment of energy, with future due dates. For more information, please refer to the explanatory note 21.2.1 and 21.3.1.

Schedule of Breakdown by Maturity

Credit card:

	Not Overdue		Overdue		Not Overdue		Overdue
	December 31, 2025%		December 31, 2025%		December 31, 2024%		December 31, 2024%
Up to 30 days	2,867,453	42.20%	444,968	6.55%	1,934,967	47.36%	118,057	2.89%
From 31 to 60 days	983,722	14.48%	122,001	1.80%	223,611	5.47%	60,586	1.48%
From 61 to 90 days	614,390	9.04%	41,352	0.61%	242,119	5.93%	46,975	1.15%
From 91 to 180 days	412,042	6.06%	63,888	0.94%	518,644	12.69%	81,908	2.00%
From 181 to 365 days	1,055,994	15.54%	40,212	0.59%	718,442	17.58%	80,793	1.98%
From 1 to 3 years	147,695	2.18%	734	0.01%	59,564	1.61%	-	-
Total	6,081,296	89.34%	713,155	10.50%	3,697,348	90.50%	388,319	9.50%
Total overdue and not overdue			6,794,451	99.84%			4,085,666	100.00%

Loans to customers:

	Not Overdue		Overdue		Not Overdue		Overdue
	December 31, 2025%		December 31, 2025%		December 31, 2024%		December 31, 2024%
Up to 30 days	551,681	3.40%	876,975	5.40%	19,322	0.30%	228,256	3.52%
From 31 to 60 days	440,395	2.71%	467,730	2.88%	49,459	0.76%	107,266	1.65%
From 61 to 90 days	383,779	2.36%	398,751	2.46%	51,518	0.79%	66,226	1.02%
From 91 to 180 days	374,275	2.31%	772,301	4.76%	194,920	3.01%	187,965	2.90%
From 181 to 365 days	1,946,765	11.99%	842,991	5.19%	454,071	7.00%	87,487	1.35%
From 1 to 3 years	4,265,978	26.28%	5,211	0.03%	2,343,388	40.34%	-	0.00%
From 3 to 5 years	2,522,961	15.54%	-	0.00%	1,385,914	23.86%	-	0.00%
Over 5 years	2,384,546	14.69%	-	0.00%	1,309,880	22.55%	-	0.00%
Total	12,870,381	79.28%	3,363,958	20.72%	5,808,471	89.56%	677,201	10.44%
Total overdue and not overdue			16,234,339	100.00%			6,485,671	100.00%

Prepayment of receivables:

	Not Overdue		Overdue		Not Overdue		Overdue
	December 31, 2025%		December 31, 2025%		December 31, 2024%		December 31, 2024%
Up to 30 days	17,981	1.73%	66,043	6.35%	-	0.0%	-	0.0%
From 31 to 60 days	81,571	7.85%	8,711	0.84%	-	0.0%	-	0.0%
From 61 to 90 days	61,678	5.93%	601	0.06%	-	0.0%	-	0.0%
From 91 to 180 days	57,798	5.56%	218	0.02%	-	0.0%	-	0.0%
From 181 to 365 days	336,243	32.35%	13	0.00%	-	0.0%	-	0.0%
From 1 to 3 years	324,638	31.23%	-	0.00%	-	0.0%	-	0.0%
From 3 to 5 years	83,956	8.08%	-	0.00%	-	0.0%	-	0.0%
Over 5 years	17,981	1.73%	-	0.00%	-	0.0%	-	0.0%
Total	963,866	92.73%	75,586	7.27%	-	0.0%	-	0.0%
Total overdue and not overdue			1,039,452	100.00%

Schedule of Expected Credit Losses

The table below shows the credit card portfolio segmented by ranges of PD and stages as of December 31, 2025 and 2024.

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	4,021,475	59.19%	(39,358)	10.57%	0.98%
Stage 1	4,021,410	59.19%	(39,357)	10.57%	0.98%
Stage 2	65	0.00%	(1)	0.00%	1.54%

5% <= PD <= 20%	1,744,158	25.67%	(58,473)	15.70%	3.35%
Stage 1	1,720,419	25.32%	(57,372)	15.40%	3.33%
Stage 2	23,739	0.35%	(1,101)	0.30%	4.64%

PD > 20%	1,028,818	15.14%	(274,669)	73.74%	26.70%
Stage 1	435,109	6.40%	(49,780)	13.36%	11.44%
Stage 2	489,029	7.20%	(140,005)	37.59%	28.63%
Stage 3	104,680	1.54%	(84,884)	22.79%	81.09%

Total	6,794,451	100.00%	(372,500)	100.00%	5.48%

Loans to customers

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	7,527,849	46.37%	(33,670)	1.21%	0.45%
Stage 1	7,519,438	46.32%	(33,495)	1.20%	0.45%
Stage 2	8,411	0.05%	(175)	0.01%	2.08%

5% <= PD <= 20%	4,008,363	24.69%	(29,736)	1.07%	0.74%
Stage 1	3,928,205	24.20%	(23,108)	0.83%	0.59%
Stage 2	80,158	0.49%	(6,628)	0.24%	8.27%

PD > 20%	4,698,128	28.94%	(2,718,873)	97.72%	57.87%
Stage 1	770,746	4.75%	(72,720)	2.61%	9.44%
Stage 2	1,166,625	7.19%	(541,042)	19.45%	46.38%
Stage 3	2,760,757	17.00%	(2,105,111)	75.66%	76.25%

Total	16,234,340	100.00%	(2,782,279)	100.00%	17.14%

Prepayment of receivables

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	1,039,220	99.98%	(492)	80.92%	0.05%
Stage 1	1,029,909	99.08%	(471)	77.47%	0.05%
Stage 2	9,311	0.90%	(21)	3.45%	0.23%

PD > 20%	232	0.02%	(116)	19.08%	50.00%
Stage 3	232	0.02%	(116)	19.08%	50.00%

Total	1,039,452	100.00%	(608)	100.00%	0.06%

Credit card

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	2,146,060	52.53%	(27,839)	9.03%	1.30%
Stage 1	2,114,679	51.76%	(27,081)	8.79%	1.28%
Stage 2	31,381	0.77%	(758)	0.25%	2.42%

5% >= PD <= 20%	1,360,210	33.29%	(31,973)	10.38%	2.35%
Stage 1	1,265,064	30.96%	(27,802)	9.02%	2.20%
Stage 2	95,146	2.33%	(4,171)	1.35%	4.38%

PD > 20%	579,396	14.18%	(248,341)	80.59%	42.86%
Stage 1	147,093	3.60%	(9,413)	3.05%	6.40%
Stage 2	268,104	6.56%	(91,341)	29.64%	34.07%
Stage 3	164,199	4.02%	(147,587)	47.89%	89.88%

Total	4,085,666	100.00%	(308,153)	100.00%	7.54%

Loans to customers

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	5,164,602	79.63%	(22,180)	3.99%	0.43%
Stage 1	5,164,529	79.63%	(22,178)	3.99%	0.43%
Stage 2	73	0.00%	(2)	0.00%	2.77%

5% >= PD <= 20%	383,365	5.91%	(17,232)	3.10%	4.49%
Stage 1	330,022	5.09%	(11,075)	1.99%	3.36%
Stage 2	53,343	0.82%	(6,157)	1.11%	11.54%

PD > 20%	937,705	14.46%	(516,655)	92.91%	55.10%
Stage 1	67,066	1.03%	(10,029)	1.80%	14.95%
Stage 2	486,519	7.50%	(197,896)	35.59%	40.68%
Stage 3	384,120	5.92%	(308,730)	55.52%	80.37%

Total	6,485,672	100.00%	(556,067)	100.00%	8.57%

Schedule of Changes in Credit Loss Allowance

Credit card

	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance as of December 31, 2024	64,296	96,270	147,587	308,153
Transfer from stage 1 to stage 2	(1,861)	1,861	-	-
Transfer from stage 1 to stage 3	(602)	-	602	-
Transfer from stage 2 to stage 3	-	(1,012)	1,012	-
Transfer from stage 2 to stage 1	5,542	(5,542)	-	-
Transfer from stage 3 to stage 1	150	-	(150)	-
Transfer from stage 3 to stage 2	-	73	(73)	-
New originated financial assets (1)	72,341	77,692	30,426	180,459
Changes in exposures and risk migration (2)	(6,227)	(13,394)	(54,166)	(73,787)
Write-offs	-	-	(32,850)	(32,850)
Changes to ECL calculation methods (3)	12,870	(14,841)	(7,504)	(9,475)
Credit loss allowance as of December 31, 2025	146,509	141,107	84,884	372,500

Loans to customers

	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance as of December 31, 2024	43,282	204,055	308,730	556,067
Transfer from stage 1 to stage 2	(152)	152	-	-
Transfer from stage 1 to stage 3	(1,132)	-	1,132	-
Transfer from stage 2 to stage 3	-	(25,681)	25,681	-
Transfer from stage 2 to stage 1	3,797	(3,797)	-	-
Transfer from stage 3 to stage 1	629	-	(629)	-
Transfer from stage 3 to stage 2	-	70	(70)	-
New originated financial assets (1)	55,656	21,083	159,315	236,054
Changes in exposures and risk migration (2)	(5,404)	299,857	1,887,826	2,182,279
Write-offs	-	-	(202,402)	(202,402)
Changes to ECL calculation methods (3)	32,647	52,105	(74,472)	10,280
Credit loss allowance as of December 31, 2025	129,323	547,844	2,105,111	2,782,278

Prepayment of receivables

	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance as of December 31, 2024	-	-	-	-

New originated financial assets	471	21	116	608

Credit loss allowance as of December 31, 2025	471	21	116	608

(1)	ECL allowances as of December 31, 2025 for financial assets originated during 2025.

(2)	Change in ECL allowances due to changes in exposure amounts as well as migration of exposures between stages and risk bands within stages, are associated with credit portfolio movement and rollovers during the years.

(3)	Change in ECL allowances due to changes in ECL calculation methods implemented during 2025, as a result of a methodology review and update to incorporate the latest risk and recovery information.

Schedule of Other Receivables	Other receivables
	December 31, 2025	December 31, 2024
Receivables - related parties (1)	75,422	101,942
Compulsory deposits in Central Bank (2)	1,834,088	117,977
Sundry receivables (3)	1,500	1,147
Total	1,911,010	221,066

(1)	As of December 31, 2025, these amounts primarily relate to receivables from J&F Participações for marketing expenses incurred, along with receivables from other companies within the Group for various services and transactions. These receivables reflect the ongoing business relationships and agreements in place. For a comprehensive breakdown and further details regarding these amounts, please refer to Note 21.

(2)	Compulsory deposits are required by BACEN based on the amount of CDBs issued by PicPay Bank. These resources are remunerated at the Brazilian SELIC rate (special settlement and custody system of the BACEN).

(3)	Mainly related to receivables from government entities. The Group understands that there is no risk on the outstanding balances of its “Other receivables”.